Note 7 - Related Party Transactions	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
7.	Related Party Transactions

Each of the Company’s vessel owning companies is party to a management agreement with one of the Managers (see Note 1), both of which are controlled by members of the Pittas family, whereby the Managers provide technical and commercial vessel management for a fixed daily management fee (see below), under the Company’s Master Management Agreements (“MMAs”). An additional fixed management fee (see below) is paid to the Manager for the provision of management executive services.

The Company’s MMAs with the Managers provide for an annual adjustment of the daily vessel management fee due to inflation to take effect January 1 of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. The MMAs, as periodically amended and restated, will automatically be extended after the initial five-year period for an additional five-year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the MMAs, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with one of the Managers, a management agreement with the rate and term as set in the MMA effective at such time.

EuroDry signed new MMAs with the Managers which took effect after the completion of the Spin-off for a five-year term until May 30, 2023 on substantially the same terms as the MMA between Euroseas and Eurobulk relating to the vessels that were previously owned by Euroseas. From January 1, 2022, the MMA was further extended for an additional five-year term until January 1, 2028. From January 1, 2023, the vessel fixed management fee was adjusted for inflation at Euro 775 per day per vessel in operation. From January 1, 2024, the vessel fixed management fee was adjusted for inflation at Euro 810  per day per vessel in operation. From  January 1, 2025, the vessel fixed management fee was adjusted for inflation at Euro 840 (approximately $991, using the exchange rate as of  December 31, 2025, which was $1.18 per euro) per day per vessel in operation. For the same period an additional amount of Euro 10 (approximately $12, using the exchange rate as of December 31, 2025, which was $1.18 per euro) per day per vessel in operation was charged as a management fee for the administration of EU-ETS and Fuel EU regulations. From  January 1, 2026, the vessel fixed management fee was adjusted for inflation at Euro 875 (approximately $1,033, using the exchange rate as of  December 31, 2025, which was $1.18 per euro) per day per vessel in operation. No extra fee will be charged for the administration of the EU-ETS and Fuel EU regulations in the year 2026.

Vessel management fees paid to the Managers amounted to $3,281,361, $4,209,166 and $4,413,766 in 2023, 2024 and 2025, respectively, and are recorded under “Related party management fees” in the consolidated statements of operations.

The vessels M/V “Xenia”, M/V “Alexandros P.”, M/V “Ekaterini”, M/V “Maria” and M/V “Christos K” are managed by Eurobulk FE, which provides technical, commercial and accounting services for the same daily vessel management fee as noted above. The remaining fleet of the Company (M/V “Good Heart”, M/V “Blessed Luck”, M/V “Starlight”, M/V “Molyvos Luck”, M/V “Santa Cruz” and M/V “Yannis Pittas”) is managed by Eurobulk.

In addition to the vessel management services, the Manager provides executive services to the Company. The executive management fee is adjusted annually for Eurozone inflation every January 1. The amount of executive compensation was $1,350,000, $1,400,000 and $1,440,000 for the years ended December 31, 2023, 2024 and 2025, respectively. These amounts are recorded in “General and administrative expenses” in the consolidated statements of operations. For the year 2026 the amount for the executive compensation was increased to $1,480,000 to account for inflation.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the ship-owning companies by the Managers during the normal course of operations for which a right of off-set exists. As of December 31, 2024, the amount due to related companies was $181,014. As of December 31, 2025 the amount due to related companies was $627,231. Based on the MMAs, an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s ship-owning subsidiaries in the beginning of the quarter or at the end of the previous quarter to the respective Manager.

The Company uses brokers for various services, as is industry practice.  Eurochart S.A. (“Eurochart”), a company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes using Eurochart’s services. In October and November 2023, the Company withheld the amount of $650,000 from the sellers of M/V “Maria”, M/V “Christos K” and M/V “Yannis Pittas”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the vessels. Commission paid by the Company to Eurochart for the sale of M/V “Tasos” and M/V “Eirini P” amounted to $50,200 and $85,000, respectively in 2025, recorded in “Net gain on sale of vessels” in the consolidated statements of operations. Commissions to Eurochart for chartering services totaled $630,433, $799,997 and $687,619 in 2023, 2024 and 2025, respectively, recorded in “Commissions” in the consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with another unrelated ship management company, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $63,237 and $128,418 in 2023, $90,768 and $181,515 in 2024, and $94,729 and $189,746 in 2025, respectively.  These amounts are recorded in “Vessel operating expenses” in the consolidated statements of operations.

On October 13, 2023 Christos Ultra LP and Maria Ultra LP, owners of M/V “Christos K” and M/V “Maria”, signed with Eurobulk Ltd. an administration contract under which Eurobulk Ltd. will receive an amount of $15,000 per business year in order to provide various accounting and business transactions. The amount of $4,600 calculated pro rata for the year 2023 was paid to Eurobulk Ltd. in April 2024. For the years ended December 31, 2024 and 2025, the amount of $15,000 was recorded and paid in full within those years. The abovementioned amounts are recorded under “General and administrative expenses” in the consolidated statements of operations. Additionally, Christos Ultra LP. and Maria Ultra LP. paid a lump sum fee of $110,000 to Eurobulk Ltd. for its assistance to secure the financing of the two vessels. The specific amount was recorded as a loan arrangement fee paid for the year ended December 31, 2023.